OTHER LIABILITIES	6 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of June 30, 2020 and December 31, 2019 is as follows:

	June 30, 2020	December 31, 2019
	(in millions)
Repurchase price on buy-back agreements	$1,230	$1,472
Warranty and campaign programs	903	919
Marketing and sales incentive programs	1,185	1,279
Tax payables	587	696
Accrued expenses and deferred income	660	639
Accrued employee benefits	624	562
Lease liabilities	396	449
Legal reserves and other provisions	324	299
Contract reserve	349	319
Contract liabilities(1)	1,134	1,236
Restructuring reserve	73	103
Other	923	866
Total	$8,388	$8,839
(1)Contract liabilities include $573 million and $657 million at June 30, 2020 and December 31, 2019, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and six months ended June 30, 2020 and 2019 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	(in millions)		(in millions)
Balance at beginning of period	$887	$915	$919	$925
Current year additions	157	220	342	404
Claims paid	(152)	(203)	(322)	(383)
Currency translation adjustment and other	11	9	(36)	(5)
Balance at June 30, 2020	$903	$941	$903	$941
Restructuring Provision
The Company incurred restructuring expenses of $7 million and $12 million during the three and six months ended June 30, 2020, respectively. The Company incurred restructuring expenses of $28 million and $36 million during the three and six months ended June 30, 2019, respectively.